Maintenance rights and lease premium, net - Schedule of Lease Premium Assets and Related Accumulated Amortization (Details) - Lease premium - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 790,042	$ 907,995
Accumulated amortization	(449,075)	(447,744)
Net carrying amount	$ 340,967	$ 460,251